Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Decisions

The Company provides the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. Generally, the Company grants equity incentive compensation awards on a predetermined schedule. In February of each year, the Compensation Committee, with input from its independent compensation consultant, CAP, reviews and approves the value and amount of the equity incentive compensation to be awarded to executive officers and non-employee directors. The grant of approved equity awards then typically occurs in February, after the filing of the company’s Annual Report on Form 10-K, which is generally filed in the first week of February.

The Compensation Committee, does not take material nonpublic information into account when determining the timing and terms of equity incentive compensation awards. Instead, the timing of grants is in accordance with the yearly compensation cycle. Equity incentive compensation awards may occasionally be awarded on an off-cycle basis, including to new hires.

The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant and the release of information that could be expected to affect such grant’s value is generally precluded by the predetermined schedule, using the methodology described above.

The equity compensation awards have historically been granted in the form of stock options, PSUs and RSUs. During 2024, there were no stock option awards granted to any NEO within four business days preceding, or within one business day after, the filing of any report on Forms 10-K, 10-Q, or 8-K that discloses material nonpublic information.

Award Timing Method	Generally, the Company grants equity incentive compensation awards on a predetermined schedule. In February of each year, the Compensation Committee, with input from its independent compensation consultant, CAP, reviews and approves the value and amount of the equity incentive compensation to be awarded to executive officers and non-employee directors. The grant of approved equity awards then typically occurs in February, after the filing of the company’s Annual Report on Form 10-K, which is generally filed in the first week of February.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

The Compensation Committee, does not take material nonpublic information into account when determining the timing and terms of equity incentive compensation awards. Instead, the timing of grants is in accordance with the yearly compensation cycle. Equity incentive compensation awards may occasionally be awarded on an off-cycle basis, including to new hires.

MNPI Disclosure Timed for Compensation Value	false